General	9 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 2  -        General

The Company was incorporated in the state of Nevada on July 17, 2007 and was in the business of developing and promoting automotive internet sites. During the second quarter of 2010 the management of the Company decided to change its business focus to that of Greenhouse Gas (GHG) emission reduction, .The Company seek to generate revenue through sales of carbon credits, energy generation, project development and sale of byproducts.

The Company offers potential partners (owners of: landfills, coal mines, fertilizer factories, etc) a kind of turnkey operation in dealing with the emission reduction. The Company service consists of:  executing the process needed in order to make the project eligible for carbon credits, choosing the most suitable technology to be applied, arranging for the financing, constructing and managing the project for its life. We operate primarily in countries from the former Soviet Union, China and the USA.

On January 10, 2011 the Company issued and delivered 2,300,000 shares of common stock to Green Logic Ltd. (“GL”), a company organized and existing under the laws of the state of Israel, in exchange for the non-exclusive provision of fund-raising and promotional services.  The Company also issued 1,000,000 additional shares of common stock to be delivered to GL subject to the satisfaction of certain subsequent conditions.  GL failed to fulfill such conditions.  Consequently the Company never delivered such shares to GL and is currently holding a certificate representing such 1,000,000 shares in GL’s name.  The Company will cancel such shares in its third fiscal quarter of 2011.

In March 2011, the Company entered to an agreement with Green Logic Ltd. (“GL”) in which for consideration 2,500,000 common stock of the Company it will receive an amount of NIS 690,000 which will be paid to the Company in two instalments and the rights to market and distribute in Europe a water heating technology based on magnetic induction.   As of June 30, 2011 the Company received NIS 345,000 and the second instalment in the amount of NIS 345,000 was received on May 9, 2011. The Company issued 2,500,000 shares in March 2011 and is currently holding a stock certificate in such amount in the name of GL.